BORROWINGS FROM RELATED PARTIES (Details Narrative) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2023 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Current borrowings			$ 710					$ 689
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Cash advances and loans from related parties						$ 513	₪ 2.0
Borrowings, interest rate			4.00%
Bonus payments	$ 710	₪ 2.5
Carrying amount of liability			$ 621		$ 87
Current borrowings			710		$ 270				$ 280
Security Matters Limited [Member] | Lender two [member]
IfrsStatementLineItems [Line Items]
Bonus payments			$ 965	₪ 3.0